Post-retirement benefits - Summary of reconciliation (Detail) - Post-employment medical defined benefit plans [member] - Country of domicile [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Balance at beginning of year	$ 46.1	$ 34.2
Current service cost	0.1	0.1
Interest expense	3.9	3.8
Remeasurement losses (gains):
Experience loss	1.2	3.9
(Gain) loss due to change in financial assumptions	(4.5)	2.8
Gain due to change in demographic assumptions	(4.5)	0.0
Benefits paid	(1.3)	(1.7)
Translation adjustments	(9.4)	3.0
Balance at end of year	$ 31.6	$ 46.1